Long-Term Debt and Other Financial Liabilities, ABB Loan Facility (Details) $ in Thousands				6 Months Ended
	Jun. 14, 2021 USD ($)	Apr. 26, 2021 USD ($)	Apr. 22, 2021 USD ($) Tranche	Jun. 30, 2021 USD ($) Installment	Jun. 30, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Proceeds from drawdown				$ 104,350	$ 0
ABB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity			$ 15,500
Number of tranches | Tranche			2
Minimum liquidity to be maintained in earnings account				$ 300
ABB Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio				85.00%
ABB Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Market value of vessels plus additional security as percentage of aggregate outstanding loan				1.30
ABB Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			4.00%
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown		$ 7,500
Number of consecutive payment installments | Installment				18
Frequency of periodic payment				quarterly
Installment payment				$ 200
Balloon payment				$ 3,900
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown	$ 8,000
Number of consecutive payment installments | Installment				18
Frequency of periodic payment				quarterly
Installment payment				$ 200
Balloon payment				$ 4,400